                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        May 11, 2004

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                 4
         Form 13F Information Table Entry Total            79
         Form 13F Information Table Value Total:     $492,123 (thousands)

List of Other Included Managers:

         No. 13F File No. Name

         01       28-5534           Centurion Advisors, L.P.
         02       28-5414           Centurion Investment Group, L.P.
         03       28-7106           Centurion Investors, LLC
         04                         Joe Crivelli

                             Form 13F as of 03/31/04
                    Reporting Manager: Raiff Partners, Inc.



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      Item 1              Item 2        Item 3     Item 4           Item 5             Item 6       Item 7          Item 8

                                        Cusip     Fair Market     Shares or          Investment                Voting Authority
  Name of Issuer      Title of Class    Number      Value      Principal Amount      Discretion
                                                                                              Shr
                                                                                   Sole  Shr  Oth  Managers  Sole   Shared   None
                                                                                    (A)  (B)  (C)             (A)     (B)     (C)
---------------------------------------------------------------------------------------------------------------------------------
3COM CORP              CS              885535104      578,920        82,000               x        1,2,3,4    x
ABERCROMBIE & FITCH    CS              002896207    3,722,400       110,000               x         1,2,3     x
ADVANCED MICRO DEV     CS              007903107    1,428,240        88,000               x        1,2,3,4    x
ALLSTATE               CS              020002101    6,591,700       145,000               x         1,2,3     x
ALTRIA GROUP           CS              718154107   14,157,000       260,000               x         1,2,3     x
AMER INT GRP           CS              026874107   10,345,750       145,000               x         1,2,3     x
ANADARKO PETROLEUM     CS              032511107    6,741,800       130,000               x         1,2,3     x
ANNTAYLOR STORES
 CORP                  CS              036115103    1,284,000        30,000               x         1,2,3     x
AXIS CAPITAL
 HOLDINGS              CS              G0692U109   65,643,759     2,221,447               x         1,2,3     x
BANK ONE               CS              06423A103   14,611,360       268,000               x         1,2,3     x
BEAR STEARNS USD1      CS              073902108   10,521,600       120,000               x         1,2,3     x
BEAZER HOMES USA
 INC                   CS              07556Q105   14,827,400       140,000               x         1,2,3     x
CAPITAL ONE
 FINANCIAL             CS              14040h105   13,351,110       177,000               x         1,2,3     x
CAPSTONE TURBINE
 CORP                  CS              14067D102      369,018       149,400               x        1,2,3,4    x
CEDAR FAIR LP          CS              150185106    2,782,312        80,600               x         1,2,3     x
CEDAR SHOPPING
 CENTERS INC           CS              150602209      258,258        18,200               x         1,2,3     x
CENTEX                 CS              152312104    9,190,200       170,000               x         1,2,3     x
CHARMING SHOPPES       CS              161133103    1,129,550       145,000               x         1,2,3     x
CHESAPEAKE ENERGY
 CORP                  CS              165167107    1,098,800        82,000               x        1,2,3,4    x
CIT GROUP              CS              125581108   12,937,000       340,000               x         1,2,3     x
CITIGROUP INC
 COM STK               CS              172967101   17,061,000       330,000               x         1,2,3     x
CVS                    CS              126650100   13,414,000       380,000               x         1,2,3     x
DEL MONTE FOODS CO     CS              24522P103    1,012,500        90,000               x         1,2,3     x
E*TRADE GROUP INC      CS              269246104    2,803,500       210,000               x         1,2,3     x
EMC                    CS              268648102    1,116,020        82,000               x        1,2,3,4    x
ENSCO INTERNATIONAL
 INC                   CS              26874Q100    1,385,964        49,200               x        1,2,3,4    x
FEDERATED DEP COM      CS              31410H101   17,063,585       315,700               x         1,2,3     x
FIVE STAR QUALITY
 CARE                  CS              33832D106      974,445       250,500               x        1,2,3,4    x
FLAGSTAR BANCORP INC   CS              337930101      897,750        35,000               x         1,2,3     x
FLEETBOSTON FIN'L      CS              339030108   16,613,000       370,000               x         1,2,3     x
FRIEDMAN BILLINGS
 RAMSEY - A            CS              358434108    4,912,180       182,000               x         1,2,3     x
FRONTLINE LTD          CS              G3682E127    3,433,150       119,000               x        1,2,3,4    x
GENERAL ELECTRIC CO    CS              369604103   12,818,400       420,000               x         1,2,3     x
GLIMCHER REALTY
 TRUST                 CS              379302102    2,899,700       107,000               x         1,2,3     x
GRANT PRIDECO INC      CS              38821G101      508,400        32,800               x        1,2,3,4    x
GULFTERRA ENERGY
 PARTNERS LP           CS              40274U108       42,630         1,000               x         1,2,3     x
HARTFORD FINCL SRVCS   CS              416515104   12,103,000       190,000               x         1,2,3     x
HOME DEPOT             CS              437076102   11,581,600       310,000               x         1,2,3     x
HOUSEHOLD
 INTERNATIONAL 10%
 6/30/30 PFD          PFD              44180s207      109,120         4,000               x         1,2,3     x
INPUT/OUTPUT INC       CS              457652105      508,400        65,600               x        1,2,3,4    x
JONES APPAREL GROUP    CS              480074103   11,723,445       324,300               x         1,2,3     x
KELLWOOD CO COM        CS              488044108    2,747,500        70,000               x         1,2,3     x
KMART HOLDING CORP     CS              498780105    6,636,800       160,000               x         1,2,3     x
LEHMAN BROTHERS        CS              524908100   13,259,200       160,000               x         1,2,3     x
LEUCADIA NATIONAL
 CORP                  CS              527288104    4,262,400        80,000               x         1,2,3     x
La QUINTA PPTYS INC
 9.0% SER A 1/10      PFD              50419Q201      462,420        18,000               x         1,2,3     x
MAXTOR CORP            CS              577729205      400,980        49,200               x        1,2,3,4    x
MAYTAG CO COM          CS              578592107    3,472,700       110,000               x         1,2,3     x
MCMORAN EXPLORATION
 CO                    CS              582411104      485,440        32,800               x        1,2,3,4    x
MEMC ELECTRONIC
 MATERIALS             CS              552715104    1,200,480       131,200               x        1,2,3,4    x
MFA MORTGAGE
 INVESTMENTS INC       CS              55272X102      632,260        62,600               x         1,2,3     x
MORGAN STANLEY         CS              617446448    3,438,000        60,000               x         1,2,3     x
NEW CENTURY
 FINANCIAL CORP        CS              64352D101    2,321,168        47,800               x        1,2,3,4    x
OMI CORP               CS              690732102      562,848        49,200               x        1,2,3,4    x
OXFORD INDUSTRIES
 INC                   CS              691497309    8,489,722       183,800               x         1,2,3     x
PEOPLES BANK           CS              710198102      697,350        15,000               x         1,2,3     x
PLAINS ALL AMER
 PIPELINE LP           CS              726503105      209,460         6,000               x         1,2,3     x
POLO RALPH LAUREN
 CORP                  CS              731572103   20,568,000       600,000               x         1,2,3     x
PROVIDIAN FINL CORP    CS              74406A102      859,360        65,600               x        1,2,3,4    x
PXRE GROUP LTD         CS             7042227107    5,168,900       185,000               x         1,2,3     x
QUICKSILVER INC        CS              74838C106    6,664,250       305,000               x         1,2,3     x
RITE AID CORP COM      CS              767754104    2,720,000       500,000               x         1,2,3     x
SCIENTIFIC-ATLANTA     CS              808655104    1,193,346        36,900               x        1,2,3,4    x
SEACHANGE
 INTERNATIONAL INC     CS              811699107      229,500        15,000               x         1,2,3     x
SPRINT                 CS              852061100    5,713,300       310,000               x         1,2,3     x
SPRINT PCS GROUP       CS              852061506    2,886,960       313,800               x        1,2,3,4    x
STAGE STORES INC       CS              85254C305    6,584,100       170,000               x         1,2,3     x
SUN HEALTHCARE
 GROUP INC             CS              866933401    1,480,700       130,000               x        1,2,3,4    x
SUN MICROSYSTEMS       CS              866810104      752,268       180,400               x        1,2,3,4    x
TALBOTS INC            CS              874161102    4,186,260       117,000               x         1,2,3     x
TARGET CORP            CS              87612E106   18,016,000       400,000               x         1,2,3     x
TOMMY HILFIGER CORP    CS              G8915Z102   14,725,400       866,200               x         1,2,3     x
UNIVERSAL HEALTH
 REALTY                CS              91359e105      134,800         4,000               x         1,2,3     x
VASOGEN INC            CS              92232F103      551,122        90,200               x        1,2,3,4    x
VIACOM INC CL B        CS              925524308      980,250        25,000               x         1,2,3     x
WAL-MART STORES        CS              931142103   13,543,661       226,900               x         1,2,3     x
WARNACO GROUP INC      CS              934390402    3,616,200       180,000               x         1,2,3     x
WESTERN RESOURCE
 7.875% SER A         PFD              959423203      120,144         4,800               x         1,2,3     x
YUM BRANDS INC         CS              988498101    7,598,000       200,000               x         1,2,3     x


TOTAL PORTFOLIO                                   492,123,215    14,931,147